Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-Term Incentives

The Compensation Committee administers the Equity and Incentive Compensation Plan. Long-term incentive awards under the Equity and Incentive Compensation Plan can be made in the form of common shares, nonqualified stock options, incentive stock options, stock appreciation rights, performance shares, performance units, restricted shares, restricted stock units, deferred shares and dividend equivalents.

Historically, all long-term incentives have been settled in equity to further align our executives’ long-term financial interests with those of our shareholders. In 2025, the Company granted to the NEOs under the Equity and Incentive Compensation Plan:

•	Performance-based restricted stock units that are earned based on the achievement of objective performance metrics measured over a three-year period and are intended to further align the long-term financial interests of our executives with those of our shareholders and link compensation to building long-term shareholder value; and
•	Time-based restricted stock units that vest 25% per year over four years and provide strong alignment between the interests of Company executives and shareholders.

The value of each type of long-term incentive grant is linked directly to the performance of the Company or the price of its common shares. For performance-based restricted stock units, the value of the grant is tied to both the Company’s share price and the achievement of specified financial metrics, while the value of time-based restricted stock units is solely tied to the Company’s share price.

In each case described above, an executive must remain employed by the Company for a specified period of time to earn the full value of an award, which aids the Company in retaining executives. In total, the Company believes that these grants provide a balanced focus on shareholder value creation and retention of key managers. These grants also serve to balance the short-term operating focus of the Company and align the long-term financial interests of executive management with those of our shareholders.

The size of the long-term incentive grants and the allocation of grant value among the long-term incentive grant types are based on a combination of an analysis of market practice and the relative importance of the objectives behind each of the grants. The timing of the grants usually coincides with our February Board meeting which typically occurs more than one business day following our earnings release for the fourth quarter of the preceding year (as it did in 2025). Were the February Board meeting to occur on, or one business day following, such an earnings release or any other release of material, non-public information, the Compensation Committee would then make a determination whether to delay the grant date beyond such typical timing, depending on the facts and circumstances and the nature of the awards.

Award Timing Method	The size of the long-term incentive grants and the allocation of grant value among the long-term incentive grant types are based on a combination of an analysis of market practice and the relative importance of the objectives behind each of the grants. The timing of the grants usually coincides with our February Board meeting which typically occurs more than one business day following our earnings release for the fourth quarter of the preceding year (as it did in 2025). Were the February Board meeting to occur on, or one business day following, such an earnings release or any other release of material, non-public information, the Compensation Committee would then make a determination whether to delay the grant date beyond such typical timing, depending on the facts and circumstances and the nature of the awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The timing of the grants usually coincides with our February Board meeting which typically occurs more than one business day following our earnings release for the fourth quarter of the preceding year (as it did in 2025). Were the February Board meeting to occur on, or one business day following, such an earnings release or any other release of material, non-public information, the Compensation Committee would then make a determination whether to delay the grant date beyond such typical timing, depending on the facts and circumstances and the nature of the awards.
MNPI Disclosure Timed for Compensation Value	false